Related Party Transactions (Details) - USD ($)							1 Months Ended						3 Months Ended		12 Months Ended
	Mar. 08, 2018	Oct. 09, 2017	Mar. 21, 2017	Jan. 10, 2017	Jan. 06, 2017	Dec. 15, 2016	Feb. 28, 2018	Dec. 29, 2017	Nov. 22, 2017	Oct. 25, 2017	Jun. 23, 2017	Sep. 29, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	May 19, 2017	Dec. 02, 2016
Related Party Transactions (Textual)
Restricted common stock, value	$ 14,840	$ 119,746						$ 53,214		$ 11,886
Restricted common stock issued, shares	23,744	142,919						77,008		11,886					12,500
Warrant conversion offer, description			The offer terms included the exercise of seventeen (17) warrants for seventeen (17) shares of the Company's common stock at an exercise price of $0.01 per share for every one hundred (100) warrants owned. The remaining eighty-three (83) warrants per hundred warrants owned would be cancelled.
Number of warrants															85,000
Common share value													$ 27,615		$ 27,591	$ 21,712
Common stock paid															150,000
Bad debt															174,252
Issuance of notes receivable, related party														$ 49,762	59,819	912,392
Issuance of shares value															$ 4,000	2,698,124
Fair value options													258,531
Exercise price			$ 0.01												$ 1.50
2016 Omnibus Incentive Plan [Member] | Brian Blischak [Member]
Related Party Transactions (Textual)
Fair value options							$ 12,855
Exercise price							$ 0.76
Option to purchase of common stock							57,500
Options monthly increments term							The term of the option shall be for a period of eight (8) years from the date of issue.
2016 Omnibus Incentive Plan [Member] | Chief Financial Officer [Member]
Related Party Transactions (Textual)
Fair value options							$ 6,766
Exercise price							$ 0.76
Option to purchase of common stock							30,000
Options monthly increments term							The term of the option shall be for a period of three (3) years from the date of issue.
RS Loan of Nexeon MedSystems Inc Common Stock [Member]
Related Party Transactions (Textual)
Common stock shares transferred											81,035
Common share value											$ 107,292
Outstanding balance due											$ 107,292
Common Stock [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares		150,000
Number of warrants															593,598
Common stock paid															$ 150
Common stock shares															150,000
Issuance of shares value															$ 24	$ 2,841
New issues, shares															24,000	2,840,946
Warrant [Member]
Related Party Transactions (Textual)
Common stock shares															1,336,761
Exercise price																		$ 2
January 10, 2017 Acquisition Agreement [Member]
Related Party Transactions (Textual)
Sole shareholder of NMB owning shares				107,154
Consideration for right to purchase				$ 1,000
Nuviant Medical, GmbH Waiver of Debt Agreement [Member]
Related Party Transactions (Textual)
Loan and accrued interest																	$ 171,946
Loan amount															$ 59,027
Nexeon Medsystems Inc. [Member]
Related Party Transactions (Textual)
Restricted common stock, value								$ 48,130
Restricted common stock issued, shares								77,008
INGEST [Member]
Related Party Transactions (Textual)
Due to related party															1,000
William Rosellini [Member]
Related Party Transactions (Textual)
Patent license agreement, description												Pursuant to the terms of the License Agreement, Magnus granted to Mr. Rosellini, and his affiliates, a non-exclusive, non-transferable, non-assignable without the right to sublicense worldwide license to a portfolio of 86 patents, referred to herein as the "Siemens Patents".
Cash payment for license						$ 140,000
Restricted common stock, value						$ 3,050,000									$ 3,050,000
Restricted common stock issued, shares		81,035				3,050,000		77,008							3,050,000
Stock exchange agreement, description					The terms and conditions set forth the stock exchange agreement, on the Effective Date, Rosellini Scientific sold, transferred, and assigned to Nexeon all of its right, title and interest in and to 100 shares of common stock of MicroTransponder Inc., a Delaware corporation (the "MTI Shares") in exchange for 389 shares of common stock of Emeritus Clinical Solutions, Inc. (formerly Telemend, Inc.), a Texas corporation, owned by Nexeon and Nexeon sold, transferred and assigned to Rosellini Scientific 389 shares of common stock of Emeritus Clinical Solutions, Inc. in exchange for the 100 MTI Shares.
Converted stock, shares			104,890
William Rosellini [Member] | 2016 Omnibus Incentive Plan [Member]
Related Party Transactions (Textual)
Fair value options							$ 226,009
Exercise price							$ 0.75
Options monthly increments term							The option to purchase 125,000 shares of common stock vested immediately and the option to purchase the remaining 125,000 shares of common stock vests on the anniversary of the grant date. The Company also granted a non-qualified stock option to purchase up to 900,000 shares of common stock with an exercise price of $0.76 per share. The option to purchase 37,500 common shares vests in equal monthly amounts beginning on March 1, 2018. The option expires three (3) years from the date of vesting.
William Rosellini [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			617,000
Converted stock, shares			206,890
Warrants cancelled			1,010,110
William Rosellini [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Converted stock, shares			206,890
Converted stock			$ 2,069
Chief Innovation Officer and Director [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			370,000
Converted stock, shares			62,900
Warrants cancelled			307,100
Chief Innovation Officer and Director [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Converted stock, shares			62,900
Converted stock			$ 629
Director [Member] | 2016 Omnibus Incentive Plan [Member]
Related Party Transactions (Textual)
Fair value options													$ 3,596
Exercise price													$ 0.865
Option to purchase of common stock													12,500
Options monthly increments term													The term of the option shall be for four (4) years from the date of issue.
Director [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			500,000
Converted stock, shares			85,000
Warrants cancelled			415,000
Director [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Converted stock, shares			85,000
Converted stock			$ 850
Michael Nietzel [Member] | 2016 Omnibus Incentive Plan [Member]
Related Party Transactions (Textual)
Fair value options													$ 3,596
Exercise price													$ 0.865
Option to purchase of common stock													12,500
Options monthly increments term													The term of the option shall be for four (4) years from the date of issue.
Michael Rosellini [Member]
Related Party Transactions (Textual)
Restricted common stock, value								$ 48,130
Restricted common stock issued, shares								77,008
Converted stock, shares			102,000
Warrants issued for personal guarantee															$ 1,120,000
Warrants purchase															200,000
Warrants terms															2 years
Promissory note amount															$ 1,120,000
Exercise price															$ 1.50
Michael Rosellini [Member] | Warrant Conversion Offer [Member]
Related Party Transactions (Textual)
Number of warrants			600,000
Michael Rosellini [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares									200,000
Michael Rosellini [Member] | Warrant [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares									12,500
Daniel Powell [Member]
Related Party Transactions (Textual)
Restricted common stock issued, shares	8,160
Daniel Powell [Member] | 2016 Omnibus Incentive Plan [Member]
Related Party Transactions (Textual)
Fair value options							$ 2,481
Exercise price							$ 0.76
Option to purchase of common stock							11,000
Options monthly increments term							The term of the option shall be for a period of three (3) years from the date of issue.
Daniel Powell [Member] | Common Stock [Member]
Related Party Transactions (Textual)
Fair value options	$ 5,110
Option to purchase of common stock	8,160